Income Taxes - Provision for Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Federal	$ 872	$ 806	$ (181)
State	382	89	36
Current Income Tax Expense (Benefit), Total	1,254	895	(145)
Deferred tax expense	498	459	973
Income tax expense	$ 1,752	$ 1,354	$ 828